Consolidated Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–107.45%(b)(c)(d)
Aerospace & Defense–4.07%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	12/06/2025		$ 180	$ 182,262
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.61%	06/28/2024		1,271	1,272,506
IAP Worldwide Services, Inc.
First Lien Revolver Loan (Acquired 07/22/2014; Cost $1,444,403)(e)(f)	1.44%	07/18/2021		1,444	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,455,750)(e)	8.61%	07/18/2021		1,617	1,617,091
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.85%	10/04/2024		5,608	5,000,518
NAC Aviation 8 Ltd. (Ireland), Term Loan (1 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017-09/06/2019; Cost $3,859,694)(e)	6.77%	12/31/2020		3,860	3,859,694
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(e)	6.96%	04/29/2024		1,188	1,184,597
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	05/31/2025		1,150	1,151,016
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.95%	11/21/2025		3,613	3,621,726
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.20%	05/30/2025		9,151	9,152,241
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.20%	06/09/2023		1,185	1,187,266
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.20%	08/22/2024		2,927	2,928,670
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/08/2025		200	197,212
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	02/28/2021		1,968	1,968,985
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%)(e)	7.36%	02/12/2024		2,294	2,293,851
					37,062,038
Air Transport–2.87%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	06/27/2025		35	34,953
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	3,415	3,782,506
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		4,311	4,369,823
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $167,221)(e)	6.64%	12/01/2021		169	167,675
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $193,820)(e)	6.64%	12/01/2021		196	194,346
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $163,687)(e)	6.63%	12/01/2021		166	164,131
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $211,604)(e)	6.63%	03/01/2022		214	212,178
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $192,544)(e)	6.63%	03/01/2022		195	193,066
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $222,326)(e)	6.63%	09/01/2022		225	222,929
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $228,588)(e)	6.63%	09/01/2022		232	229,209
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $251,552)(e)	6.63%	09/01/2022		255	252,234
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $238,191)(e)	6.63%	09/01/2022		241	238,838
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (Acquired 05/09/2019; Cost $3,210,900)(e)(g)	—	05/09/2024		3,276	3,210,900
Term Loan (Acquired 05/09/2019; Cost $9,608,619)(e)	7.49%	05/09/2024		9,805	9,608,619
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Air Transport–(continued)
WestJet Airlines Ltd. (Canada), Term Loan B (g)	—	08/07/2026		$ 3,207	$ 3,228,706
					26,110,113
Automotive–4.97%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	7.45%	05/22/2025			2,527	2,412,794
BCA Marketplace PLC (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.55%	09/24/2026	GBP		2,167	2,814,552
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.16%	05/19/2023			987	870,679
Garrett Borrowing LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.60%	09/27/2025			736	724,254
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)(g)	—	06/29/2026			1,340	1,348,812
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (f)	3.44%	03/20/2025			200	189,919
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/20/2025			1,575	1,493,106
Muth Mirror Systems, LLC
Revolver Loan (Acquired 04/23/2019; Cost $1,643,656)(e)(g)	—	04/23/2025			1,677	1,643,656
Term Loan (Acquired 04/23/2019; Cost $19,829,678)(e)	7.39%	04/23/2025			20,234	19,829,678
Panther BF Aggregator 2 L.P. (Canada)
Term Loan	3.75%	04/30/2026	EUR		873	964,968
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	04/30/2026			1,039	1,039,789
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	05/22/2024			2,157	2,048,995
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	10/01/2025			4,481	4,296,612
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)(e)	8.11%	10/02/2023			167	151,762
Term Loan (3 mo. USD LIBOR + 6.00%)(e)	8.11%	01/01/2024			912	716,009
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	06/30/2022			369	367,457
Transtar Holding Co.
Delayed Draw Term Loan (f)	0.00%	04/11/2022			158	157,253
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (e)	6.02%	04/11/2022			1,707	1,681,157
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (e)(h)	7.75%	04/11/2022			626	626,347
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/05/2026			661	664,603
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	04/04/2025			1,178	1,161,665
						45,204,067
Beverage & Tobacco–0.73%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			2,662	2,562,464
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			2,491	2,410,039
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	12/13/2023			290	284,265
Term Loan (3 mo. USD LIBOR + 4.25%)	6.36%	12/13/2023			1,405	1,374,720
						6,631,488
Building & Development–2.19%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	01/15/2027			1,058	1,057,959
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/02/2025			3	3,238
CRH Europe Distribution (Netherlands), Term Loan B (g)	—	11/01/2026	EUR		4,931	5,325,522
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.61%	06/02/2025			74	71,931
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	06/03/2024			371	364,223
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)(g)	—	07/04/2024	EUR		2,115	2,326,538
Quimper AB (Sweden)
Second Lien Term Loan (3 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR		1,818	1,932,973
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR		4,756	5,230,583
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	12/15/2023		$ 1,427	$ 1,430,640
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	07/24/2024		2,253	2,201,963
					19,945,570
Business Equipment & Services–9.75%
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	06/30/2022			1,527	1,288,645
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.66%	03/20/2025			615	616,038
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 3.75%)(g)	—	07/17/2026	EUR		1,116	1,242,025
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.81%	06/15/2026			384	384,939
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.24%	06/21/2024			506	496,501
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.51%	10/14/2024	GBP		3,188	4,123,377
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	10/30/2026			1,251	1,257,343
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.71%	02/09/2026			122	122,386
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.72% Cash Rate	9.50%	08/15/2023			565	238,604
Term Loan (1 mo. USD LIBOR + 7.50%)	9.22%	02/15/2023			433	344,488
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.28%	08/08/2025			160	152,544
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.01%	08/08/2026			86	83,976
Crossmark Holdings, Inc., Term Loan (1 mo. USD LIBOR + 10.00%)(e)	12.11%	07/26/2023			381	363,570
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)(g)	—	08/02/2024			728	731,217
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	6.66%	10/30/2026			2,171	2,167,655
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	04/16/2025			1,237	1,157,675
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	10.70%	04/16/2026			596	520,191
HNVR Holdco Ltd. (United Kingdom), Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2025	EUR		937	1,014,849
Holding Socotec (France), Term Loan B-4 (3 mo. EURIBOR + 4.00%)(g)	—	07/27/2024	EUR		2,308	2,556,950
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR		1,567	1,740,586
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.54%	06/23/2024	GBP		4,254	5,488,068
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	6.60%	03/05/2026			1,790	1,763,441
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	10.61%	03/05/2027			1,218	1,214,833
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	11/21/2024	EUR		5,468	5,758,784
Term Loan (6 mo. USD LIBOR + 4.00%)	6.06%	11/21/2024			970	911,066
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	01/02/2026			464	461,961
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.50%)	4.00%	09/15/2026			1,185	1,193,540
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021			2,931	2,774,171
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021			2,877	2,716,322
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	04/25/2025			3,147	3,162,477
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.34%	03/13/2025			32	32,125
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	11/21/2024			1,169	1,170,934
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.61%	03/29/2024			5,103	4,452,482
Term Loan (1 mo. USD LIBOR + 5.00%)	7.10%	08/30/2024			5,859	5,866,490
Outfront Media Capital LLC
Term Loan (1 mo. USD LIBOR + 2.00%)(g)	—	03/18/2024			2,325	2,332,865
Term Loan (3 mo. USD LIBOR + 1.75%)	3.51%	11/18/2026			2,150	2,157,588
Prime Security Services Borrower, LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.04%	09/23/2026			3,186	3,157,258
Refinitiv US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	10/01/2025			3,159	3,182,442
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR		127	141,088
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	3.50%	10/30/2026			1,273	1,278,207
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	10/30/2023		$ 2,423	$ 1,898,265
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.25%	11/14/2022		4,542	4,445,431
Techem GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	0	87
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)(g)	—	11/16/2026		3,412	3,420,449
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	05/30/2026		1,400	1,283,519
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	5.60%	05/21/2026		1,695	1,703,397
Wash MultiFamily Acquisition, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(e)	4.95%	05/16/2022		288	280,666
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.43%	10/10/2024		2,402	1,921,248
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.93%	10/10/2024		2,404	1,955,108
WowMidco SAS (France), Term Loan B (3 mo. USD LIBOR + 4.75%)(g)	—	08/08/2026	GBP	1,531	1,980,643
					88,708,514
Cable & Satellite Television–2.00%
Altice Financing S.A. (Luxembourg), Term Loan (1 mo. USD LIBOR + 2.75%)	4.47%	01/31/2026			1,483	1,450,177
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/03/2025			2,756	2,765,997
Charter Communications Operating, LLC
Term Loan B-1	0.00%	04/30/2025			203	203,845
Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	3.45%	02/01/2027			457	459,750
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.33%	04/15/2027			475	476,384
Numericable-SFR S.A. (France), Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.45%	01/31/2026			4,231	4,191,698
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	4.27%	01/31/2028			4,232	4,239,390
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.26%	04/15/2025			4,391	4,389,056
						18,176,297
Chemicals & Plastics–3.19%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	01/31/2024			52	51,614
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.36%	08/27/2026			4,687	4,707,822
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/01/2025	EUR		1,328	1,473,689
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/16/2024			113	112,078
Chemours Co. (The), Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/03/2025			93	88,706
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	11/07/2024			9	8,827
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024			169	168,677
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024			166	165,088
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	3.72%	10/20/2024			28	28,359
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR		1,636	1,801,948
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	06/26/2026			648	651,314
Ignition Midco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/02/2025	EUR		2,965	3,264,189
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.93%	03/28/2025			1,226	1,215,900
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	8.68%	03/30/2026			598	558,484
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	01/31/2026			230	183,754
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	01/31/2025			254	223,142
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.60%	10/01/2025			6,300	6,323,649
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	5.44%	11/14/2025			1,062	1,069,783
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR		902	955,191
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.85%	02/27/2026			507	480,070
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.39%	11/20/2023			1,857	1,786,650
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.01%	10/01/2025		$ 2,529	$ 2,509,530
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.88%	08/07/2020		757	757,315
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.61%	09/23/2024		390	389,640
Univar, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)(g)	—	07/01/2024		0	9
					28,975,428
Clothing & Textiles–0.89%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/27/2024			604	603,657
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/29/2025			1,460	1,460,670
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	05/01/2024			1,005	803,963
Kontoor Brands, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.00%	05/17/2026			693	695,162
Mascot Bidco Oy (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		4,078	4,496,483
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	04/25/2025			49	48,862
						8,108,797
Conglomerates–0.29%
Penn Engineering & Manufacturing Corp., Term Loan C (3 mo. EURIBOR + 2.50%)	3.50%	06/27/2024	EUR		6	6,760
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	02/03/2025			2,016	1,933,249
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.52%	02/03/2025			437	424,193
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.52%	02/02/2026			297	289,220
						2,653,422
Containers & Glass Products–4.21%
Aenova Holding GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	08/07/2020	EUR		2,613	2,769,112
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR		77	81,183
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR		32	34,075
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR		12	12,634
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	4.78%	11/07/2025			768	754,936
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025			1,087	1,065,056
Berry Global, Inc., Term Loan U (1 mo. USD LIBOR + 2.50%)	4.26%	07/01/2026			8,249	8,293,713
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	05/22/2024			16	15,586
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	06/26/2026			514	515,506
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	6.26%	03/21/2024			3,605	3,533,178
Term Loan B-3 (3 mo. EURIBOR + 4.25%)(e)	4.25%	03/21/2024	EUR		6,732	7,268,591
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.35%	06/29/2025			4,061	3,948,178
Term Loan (3 mo. USD LIBOR + 3.00%)	5.09%	12/29/2023			36	35,428
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.05%	10/19/2023			1,205	1,169,199
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.56%	10/21/2024			231	212,275
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.70%	11/21/2023			1,901	1,870,190
Klockner Pentaplast of America, Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		5,184	4,768,893
Refresco Group, N.V. (Netherlands), Term Loan B-3	5.16%	03/28/2025			405	406,314
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	5.86%	11/30/2023			1,322	1,301,105
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.70%	10/17/2024			248	235,164
						38,290,316
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cosmetics & Toiletries–1.34%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/26/2024		$ 3,643	$ 3,404,427
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/26/2025		1,483	1,275,135
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.68%	08/11/2025		567	476,708
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	04/05/2025		5,461	5,317,751
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	1,637	1,691,352
					12,165,373
Drugs–1.67%
Bausch Health Americas, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.52%	11/27/2025		4,482	4,503,218
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.00%	04/29/2024		4,717	4,362,636
Grifols Worldwide Operations USA, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)(g)	—	11/15/2027		623	627,600
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	11/15/2027		667	671,685
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	4.76%	06/02/2025		4,953	4,980,084
					15,145,223
Ecological Services & Equipment–0.42%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.85%	11/10/2023		197	197,534
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.86%	05/11/2025		1,122	1,060,377
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/30/2025		1,893	1,875,515
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(e)	9.45%	03/20/2026		167	150,502
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/06/2026		573	571,369
					3,855,297
Electronics & Electrical–11.30%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.11%	09/19/2025		86	87,584
Boxer Parent Co., Inc.
Term Loan (g)	—	10/02/2025		1,426	1,375,394
Term Loan (g)	—	10/02/2025	EUR	890	979,155
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.93%	04/18/2025		1,500	1,450,659
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	4.86%	06/16/2023		3,282	3,287,272
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	04/06/2026		6,685	6,654,200
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	6.56%	04/30/2022		549	530,008
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.00%	08/31/2022		3,093	3,215,552
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	2,338	2,388,802
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.56%	11/06/2023		1,493	1,395,689
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.06%	12/17/2025		3,680	3,701,115
ETA Australia Holdings III Pty. Ltd. (Australia), Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.70%	05/06/2026		1,108	1,113,243
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	5,091	5,496,942
Finastra USA, Inc. (United Kingdom)
First Lien Term Loan (6 mo. EURIBOR + 3.00%)	4.00%	06/13/2024	EUR	6,025	6,623,067
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024		28	26,941
Go Daddy Operating Company, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.45%	02/15/2024		666	669,828
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	07/07/2025		413	419,152
IGT Holding IV AB (Sweden), Term Loan B (g)	—	07/26/2024	EUR	1,943	2,144,935
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.74%	01/11/2027		924	844,585
ION Corporates
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	4,496	4,902,263
Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	10/02/2025		727	720,459
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.91%	05/08/2025		3,404	3,319,310
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.71%	05/29/2025		$ 1,481	$ 1,484,690
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.11%	03/06/2026		36	36,398
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	07/05/2023		900	899,058
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	04/29/2026		2,529	2,440,754
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(g)	—	08/28/2026		2,839	2,845,687
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.20%	08/08/2024		1,891	1,777,608
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.20%	08/08/2024		1,104	1,082,383
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.95%	01/31/2025		632	392,488
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	02/01/2024		2,983	2,470,902
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	07/02/2025		4,503	4,278,833
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.01%	01/02/2025		1,986	1,973,551
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		1,269	1,266,704
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		1,707	1,709,672
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	05/16/2025		6,341	6,316,762
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	05/29/2026		395	369,253
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.36%	10/25/2025		517	516,129
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	04/24/2022		6,259	5,005,791
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	10/31/2025		2,061	2,030,528
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.70%	11/02/2026		302	289,974
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.40%	05/16/2025		277	266,312
SS&C Technologies, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		807	812,086
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	4.36%	09/29/2023		1,351	1,362,062
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.28%	09/28/2024		2,763	2,773,853
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	05/04/2026		4,674	4,701,897
Veritas US, Inc., Term Loan (g)	—	01/27/2023	EUR	2,501	2,653,789
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.20%	12/01/2023		1,717	1,681,567
					102,784,886
Equipment Leasing–0.02%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025			203	203,882
Financial Intermediaries–1.74%
Evergood 4 APS (Denmark), Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR		4,631	5,089,678
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	3.71%	03/22/2024			111	98,699
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)(g)	—	11/12/2026			1,071	1,076,047
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.70%	06/30/2023			3,441	3,010,744
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		4,794	5,118,623
Stiphout Finance LLC
Second Lien Term Loan (1 mo. EURIBOR + 7.25%)	7.25%	10/26/2023	EUR		1,303	1,424,456
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	8.95%	10/26/2023			25	24,251
						15,842,498
Food & Drug Retailers–0.03%
Albertsons Cos., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.45%	08/17/2026			280	282,303
Food Products–3.36%
8th Avenue Food & Provisions, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.51%	10/01/2026			614	607,465
Arnott’s Biscuits Ltd., Term Loan (g)	—	10/16/2026			1,443	1,445,761
B&G Foods, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	09/16/2026			721	726,558
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	03/31/2025		$ 470	$ 469,770
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.03%	07/03/2020		2,539	2,436,222
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	5.70%	05/23/2025		146	137,066
Term Loan (1 mo. USD LIBOR + 3.69%)	5.39%	05/23/2025		4,449	4,140,860
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.20%	05/01/2026		7,130	7,186,494
Manna Pro Products, LLC
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $478,961)(e)(f)	1.00%	12/08/2023		484	478,961
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $1,615,978)(e)	7.70%	12/08/2023		1,632	1,615,978
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.95%	05/01/2025		781	783,454
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.02%	05/15/2024		175	175,588
Shearer’s Foods, LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	06/30/2022		237	234,954
Term Loan (3 mo. USD LIBOR + 4.25%)	5.95%	03/31/2022		2,281	2,281,152
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	10/22/2025		9,422	7,806,880
					30,527,163
Food Service–6.35%
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	03/20/2025			755	719,436
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.10%	02/06/2025			899	877,966
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		4,015	4,331,600
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.11%	02/06/2025			673	656,699
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	07/20/2025			1,931	1,843,960
New Red Finance, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)(g)	—	11/19/2026			2,611	2,613,731
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.45%	11/14/2026			39,567	39,607,069
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.43%	04/19/2024			1,444	725,516
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.43%	04/18/2025			344	44,156
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.20%	10/01/2026			665	659,323
US Foods, Inc.
Incremental Term Loan B (g)	—	08/15/2026			3,121	3,132,837
Term Loan (1 mo. USD LIBOR + 1.75%)	3.54%	06/27/2023			2,509	2,516,172
						57,728,465
Forest Products–0.00%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/06/2024			20	19,637
Health Care–7.02%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.20%	02/11/2022			915	918,346
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	02/16/2023			1,793	1,798,569
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B	0.00%	09/30/2025	EUR		2,447	2,614,905
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.40%	02/11/2026			2,009	2,010,497
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR		956	1,064,673
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	4.00%	07/20/2025	EUR		1,026	1,139,280
Curie Merger Sub, LLC, Term Loan (e)(g)	—	10/29/2026			373	372,996
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.20%	06/08/2026			1,060	1,049,674
Explorer Holdings, Inc., Term Loan B (g)	—	11/20/2026			3,423	3,408,678
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR		10,736	11,899,621
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Greatbatch, Ltd.
Term Loan B (1 mo. USD LIBOR + 2.50%)(g)	—	10/27/2022		$ 199	$ 199,779
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.27%	10/27/2022		86	86,769
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/06/2026		2,007	1,976,468
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	7,484	8,197,206
MED ParentCo., L.P., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(g)	—	08/02/2027		296	294,309
Nemera (Financiere N BidCo) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	2,133	2,291,630
Nidda Healthcare Holding AG (Germany)
Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP	1,185	1,544,383
Term Loan D (3 mo. EURIBOR+ 4.00%)	4.00%	08/21/2024	EUR	1,150	1,273,858
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	4,277	3,410,281
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)(g)	—	07/23/2026		880	883,958
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	09/02/2024		8	7,962
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	02/06/2024		1,137	810,264
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	2,657	2,944,374
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	5,109	5,685,680
Unilabs Diagnostics AB (Sweden), Revolver Loan (e)(f)	0.00%	04/01/2021	EUR	6,439	7,053,881
Upstream Newco, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(e)	6.20%	10/22/2026		941	944,130
					63,882,171
Home Furnishings–1.79%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	02/05/2024			1,300	1,286,778
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	5.71%	09/29/2024			1,532	1,499,556
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/05/2024			466	458,848
Hilding Anders AB (Sweden)
Term Loan (Acquired 06/17/2014-11/25/2019; Cost $3,434,346)(e)(i)	12.00%	06/30/2020	EUR		5,440	59,939
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		8,871	7,871,284
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)(e)	5.20%	02/28/2025			702	691,312
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.26%	11/08/2023			2,699	1,594,740
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.72%	11/08/2024			2,204	659,529
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.95%	09/25/2024			1,786	1,678,757
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.21%	09/25/2025			526	486,258
						16,287,001
Industrial Equipment–2.03%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/28/2025			383	368,769
Automate Intermediate Holdings II S.a.r.l. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	07/30/2026	EUR		643	712,906
Clark Equipment Co.
Term Loan	0.00%	05/18/2024			344	344,496
Term Loan B (3 mo. USD LIBOR + 2.00%)	4.10%	05/18/2024			1,261	1,263,029
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.47%	06/27/2026			1,090	1,038,087
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	08/29/2023			444	445,449
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.36%	07/19/2024			706	706,188
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.10%	07/19/2024			1,263	1,242,129
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.36%	07/18/2025			1,317	1,303,256
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.45%	07/30/2024			1,267	1,273,912
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	4.11%	07/02/2025			799	800,637
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Kantar (United Kingdom), Term Loan B (g)	—	10/23/2026	EUR	4,800	$ 5,221,351
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	6.10%	03/08/2025		$ 666	549,233
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.61%	11/27/2020		2,198	1,825,247
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(e)	5.00%	02/28/2025		433	384,267
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.75%	02/28/2026		613	505,747
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.59%	01/31/2024		524	526,822
					18,511,525
Insurance–0.76%
Andromeda Investissements S.A. (France)
Term Loan B-1 (3 mo. USD LIBOR + 4.75%)(g)	—	04/26/2026	EUR		2,060	2,304,753
Term Loan B-2 (g)	—	04/26/2026	EUR		1,074	1,202,334
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	08/16/2025			375	376,953
Hub International Ltd., Incremental Term Loan (g)	—	04/25/2025			1,659	1,665,511
USI, Inc., Term Loan (g)	—	11/30/2026			1,369	1,370,507
						6,920,058
Leisure Goods, Activities & Movies–3.54%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	02/01/2024			10,210	10,167,174
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	10/19/2023			3,491	3,380,092
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.26%	01/04/2026			616	623,169
Crown Finance US, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	3.95%	02/28/2025			76	75,701
Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	09/20/2026			1,442	1,442,551
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.53%	11/08/2023			1,820	1,641,450
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024			1,323	1,305,400
Galileo Global Education Finance S.a.r.l. (Luxembourg), Term Loan B (g)	—	10/23/2026	EUR		465	515,785
Invictus Media S.L.U. (Spain)
Term Loan A-1 (e)(g)	—	06/28/2024	EUR		3,296	3,631,850
Term Loan A-2 (e)(g)	—	06/28/2024	EUR		804	885,819
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		2,372	2,612,779
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR		1,422	1,566,248
Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.56%	10/19/2026			206	207,693
Merlin Entertainments PLC (United Kingdom)
Term Loan B-1 (g)	—	10/16/2026			1,067	1,077,222
Term Loan B-2 (f)	0.00%	10/16/2026			158	159,650
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (f)	0.00%	06/21/2026	EUR		401	444,899
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR		2,228	2,474,264
						32,211,746
Lodging & Casinos–4.19%
Aimbridge Acquisition Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(e)	5.46%	02/01/2026			1,364	1,373,805
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.95%	06/16/2025			159	154,124
Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.95%	06/16/2025			657	636,993
Aristocrat Technologies, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.72%	10/19/2024			403	404,581
B&B Hotels SAS (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.00%)(g)	—	07/10/2027	EUR		1,511	1,686,170
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR		4,742	5,287,102
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	10/06/2024			300	300,726
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	12/23/2024			10,706	10,642,137
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	04/18/2024		$ 1,546	$ 1,551,107
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	09/18/2026		686	688,448
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	3.70%	11/30/2023		709	713,614
Markermeer Finance B.V. (Netherlands), Term Loan B-3 (g)	—	12/22/2024	EUR	2,398	2,647,487
MGM Growth Properties Operating Partnership L.P., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	03/21/2025		161	161,916
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	05/29/2026		1,606	1,617,038
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.60%	07/10/2025		2,993	3,009,059
Tackle Group S.a.r.l. (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 4.00%)(g)	—	08/13/2024	EUR	3,766	4,178,199
Revolver Loan (e)(f)	0.00%	06/08/2022	EUR	741	813,985
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	05/10/2026		1,324	1,324,464
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.72%	12/20/2024		860	863,641
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	05/30/2025		80	80,527
					38,135,123
Nonferrous Metals & Minerals–0.99%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	03/21/2025			1,117	1,120,763
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.04%	06/01/2025			3,214	2,286,520
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.36%	01/28/2022			2,951	2,766,281
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.61%	01/30/2023			547	523,690
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.75%	05/01/2025			1,141	978,506
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(e)	6.45%	01/16/2026			1,354	1,358,877
						9,034,637
Oil & Gas–6.35%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	06/24/2024			1,408	1,206,994
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.66%	09/30/2024			8,972	8,978,351
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.72%	05/21/2025			1,950	1,579,338
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.08%	12/31/2021			2,360	1,404,281
Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	12/31/2022			2,802	2,378,470
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025			835	831,945
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.27%	03/06/2023			3,234	3,081,492
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	10/29/2025			1,978	1,404,677
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.18%	04/11/2022			4,543	3,701,233
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.18%	04/11/2023			4,939	2,675,564
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.21%	12/23/2024			1,346	1,255,466
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.16%	08/25/2023			1,678	1,279,830
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023			1,504	1,184,002
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	02/17/2025			1,429	1,239,182
McDermott Technology (Americas), Inc.
Term Loan (1 mo. USD LIBOR + 10.00%)(f)	5.08%	10/21/2021			5,288	5,349,016
Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/09/2025			5,948	2,920,044
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025			430	431,159
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	12/13/2024			2,391	2,208,436
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(e)	11.61%	07/31/2022			2,248	2,045,237
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,262)(e)(g)(i)(j)	—	07/16/2021			9	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.60%	03/19/2021			4,409	4,175,590
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.85%	03/11/2026		$ 2,110	$ 2,030,501
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.11%	02/21/2021		12,791	5,216,213
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)	10.00%	12/30/2019		286	276,971
PIK Term Loan, 10.75% PIK Rate, 10.00% Cash Rate (i)	10.75%	08/04/2021		750	467,520
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)(e)	8.26%	03/30/2023		524	476,577
					57,798,089
Publishing–1.65%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	04/11/2025			895	895,728
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.96%	06/07/2023			5,568	5,114,020
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)(g)	—	08/15/2026			5,848	5,872,776
ProQuest LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	5.20%	10/17/2026			1,861	1,871,545
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.95%	12/31/2022			2,062	1,288,642
						15,042,711
Radio & Television–0.70%
Diamond Sports Holdings, LLC., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	08/24/2026			193	192,543
Gray Television, Inc., Term Loan C (1 mo. USD LIBOR + 2.50%)	4.28%	01/02/2026			2,791	2,805,284
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.03%	01/17/2024			160	159,964
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	01/17/2024			803	805,033
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.46%	09/18/2026			1,867	1,877,101
Sinclair Television Group, Inc., Term Loan B-2B (1 mo. USD LIBOR + 2.50%)	4.27%	09/30/2026			551	553,307
						6,393,232
Rail Industries–0.33%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.91%	11/06/2026			3,024	3,009,212
Retailers (except Food & Drug)–1.46%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	09/25/2024			4,040	3,979,044
CDW LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	08/30/2024			578	583,513
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%)(e)	9.94%	10/12/2038			66	119,447
Fullbeauty Brands Holdings Corp.
PIK Term Loan B-2, 11.93% PIK Rate (h)	11.93%	02/07/2022			16	10,253
Term Loan (3 mo. USD LIBOR + 10.00%)(e)(h)	12.10%	02/07/2022			253	221,847
Payless, Inc.
Term Loan A-1 (e)(j)	0.00%	02/10/2022			834	646,475
Term Loan A-2 (j)	0.00%	08/10/2022			1,566	234,867
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.18%	01/26/2023			5,856	4,660,308
Watson BidCo B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	05/20/2024	EUR		3,671	2,784,758
						13,240,512
Surface Transport–2.36%
Commercial Barge Line Co., First Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.68%	11/12/2020			3,817	1,969,986
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022			124	121,523
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022			3,072	3,006,533
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	10/12/2024			18	17,334
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)(e)	5.95%	06/26/2021			1,892	1,655,308
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.26%	02/24/2025			1,651	1,660,314
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 7.25%)	8.01%	03/29/2024	GBP		10,325	13,019,802
						21,450,800
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–7.28%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	01/31/2025		$ 418	$ 418,542
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.77%	05/01/2024		7,223	6,085,456
Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	05/01/2024		124	104,274
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	10/05/2023		6,278	5,827,838
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.46%	06/15/2024		419	418,027
GCI Holdings, Term Loan B (1 mo. USD LIBOR + 2.50%)(g)	—	02/02/2022		1,154	1,144,264
Inmarsat Finance plc (United Kingdom), Term Loan B (g)	—	11/15/2026		2,405	2,397,550
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024		2,706	2,708,253
Iridium Satellite LLC, Term Loan (1 Mo. USD LIBOR + 3.75%)	5.45%	10/16/2026		2,201	2,224,996
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)(g)	—	03/01/2027		3,999	3,989,317
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	12/10/2025		455	458,689
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.28%	11/30/2025		2,736	2,423,222
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.53%	11/30/2026		1,959	1,431,836
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/11/2025		3,075	3,079,217
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.75%	02/02/2024		3,587	3,575,616
Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	02/02/2024		6,921	6,860,069
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.85%	03/09/2023		2,400	2,135,876
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.61%	11/17/2023		8,706	8,726,547
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/02/2023		1,801	1,715,471
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)	4.21%	02/26/2021		2,351	2,355,174
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(i)	9.75%	03/29/2021		6,445	6,144,955
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(i)	9.00%	02/17/2024		2,131	2,009,784
					66,234,973
Utilities–5.61%
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 2.75%)(e)	4.61%	10/25/2025		144	139,656
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	05/27/2022		743	742,133
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	01/15/2025		122	121,958
Calpine Corp.
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.61%	01/15/2024		2,513	2,523,190
Term Loan B-9 (3 mo. USD LIBOR + 2.75%)	4.86%	04/05/2026		7,955	7,992,565
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/02/2023		5,068	5,077,643
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	12/17/2021		483	484,403
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/31/2026		6,252	6,173,405
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	8.21%	07/01/2026		3,297	3,202,147
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/28/2025		99	100,129
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024		4,614	4,161,555
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024		260	234,718
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	05/16/2024		2,854	2,794,615
Pacific Gas and Electric Co.
Delayed Draw Term Loan (e)(f)	2.25%	01/29/2020		1,122	1,127,674
DIP Term Loan (1 mo. USD LIBOR + 2.25%)(e)	4.02%	12/31/2020		3,366	3,383,023
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.35%	03/06/2025		894	783,085
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.36%	03/27/2026		777	762,519
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.36%	03/27/2026		81	79,218
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.21%	12/02/2021		334	308,513
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	3.46%	12/31/2025	$ 10,801	$ 10,847,529
				51,039,678
Total Variable Rate Senior Loan Interests (Cost $1,031,730,560)					977,612,245
U.S. Dollar Denominated Bonds & Notes–8.29%
Aerospace & Defense–1.01%
TransDigm, Inc.(k)	6.25%	03/15/2026		8,533	9,178,300
Air Transport–0.26%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		2,351	2,339,653
Automotive–0.21%
Allison Transmission, Inc.(k)	5.88%	06/01/2029		929	1,004,316
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada)(k)	6.25%	05/15/2026		867	921,734
					1,926,050
Building & Development–0.18%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028		1,326	1,330,972
Beacon Roofing Supply, Inc.(k)	4.50%	11/15/2026		335	338,769
					1,669,741
Business Equipment & Services–0.08%
Dun & Bradstreet Corp. (The)(k)	6.88%	08/15/2026		405	442,209
Prime Security Services Borrower, LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		243	254,274
					696,483
Cable & Satellite Television–1.66%
Altice Financing S.A. (Luxembourg)(k)	6.62%	02/15/2023		536	549,395
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		3,064	3,266,913
Altice France S.A. (France)(k)	5.50%	01/15/2028		211	213,643
CSC Holdings, LLC(k)	5.75%	01/15/2030		342	361,238
CSC Holdings, LLC(k)	5.50%	05/15/2026		7,531	7,973,314
CSC Holdings, LLC(k)	6.50%	02/01/2029		324	362,000
Virgin Media Secured Finance PLC (United Kingdom)(k)	5.50%	08/15/2026		2,252	2,372,600
					15,099,103
Containers & Glass Products–0.61%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(k)	4.13%	08/15/2026		2,078	2,113,064
Berry Global, Inc.(k)	4.87%	07/15/2026		1,560	1,635,073
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(k)(l)	5.50%	07/15/2021		1,310	1,316,223
Trivium Packaging Finance B.V. (Netherlands)(k)	5.50%	08/15/2026		451	474,402
					5,538,762
Drugs–0.02%
Catalent Pharma Solutions, Inc.(k)	5.00%	07/15/2027		197	204,845
Electronics & Electrical–2.11%
CommScope, Inc.(k)	8.25%	03/01/2027		1,348	1,358,076
CommScope, Inc.(k)	6.00%	03/01/2026		4,411	4,628,798
Dell International LLC/EMC Corp.(k)	4.90%	10/01/2026		5,132	5,584,927
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029		6,414	7,105,862
Riverbed Technology, Inc.(k)	8.87%	03/01/2023		1,146	527,160
					19,204,823
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Service–0.08%
eG Global Finance PLC (Netherlands)(k)	6.75%	02/07/2025		$ 769	$ 761,310
Industrial Equipment–0.67%
F-Brasile S.p.A./F-Brasile US LLC Series XR (Italy)(k)	7.38%	08/15/2026		5,735	6,079,100
Lodging & Casinos–0.28%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		834	863,190
ESH Hospitality, Inc.(k)	4.62%	10/01/2027		1,546	1,557,321
VICI Properties 1 LLC	8.00%	10/15/2023		81	88,391
					2,508,902
Nonferrous Metals & Minerals–0.50%
TiZir Ltd. (United Kingdom)(k)	9.50%	07/19/2022		4,337	4,575,389
Oil & Gas–0.01%
Pacific Drilling S.A. (Luxembourg)(k)	8.38%	10/01/2023		79	63,792
Radio & Television–0.47%
iHeartCommunications, Inc.	6.37%	05/01/2026		1,078	1,165,472
iHeartCommunications, Inc.	8.37%	05/01/2027		1,932	2,110,612
Nexstar Broadcasting, Inc.(k)	5.63%	07/15/2027		974	1,028,254
					4,304,338
Telecommunications–0.10%
Goodman Networks, Inc.	8.00%	05/11/2022		1,607	895,993
Windstream Services, LLC/Windstream Finance Corp.(i)(k)	9.00%	06/30/2025		14	5,361
					901,354
Utilities–0.04%
Calpine Corp.(k)	5.25%	06/01/2026		374	391,747
Total U.S. Dollar Denominated Bonds & Notes (Cost $76,004,440)					75,443,692
			Shares
Common Stocks & Other Equity Interests–7.86%(m)
Aerospace & Defense–0.32%
IAP Worldwide Services, Inc.(e)(n)				221	2,936,907
Automotive–0.04%
ThermaSys Corp.(n)				980,474	171,583
Transtar Holding Co., Class A(n)				2,348,384	164,387
					335,970
Building & Development–0.03%
Five Point Holdings LLC, Class A(n)				37,531	263,843
Lake at Las Vegas Joint Venture, LLC, Class A(e)(n)				2,338	0
Lake at Las Vegas Joint Venture, LLC, Class B(e)(n)				28	0
					263,843
Business Equipment & Services–0.03%
Checkout Holding Corp.(n)				8,573	35,008
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(n)				5,101	257,619
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(n)				610	343
					292,970
Conglomerates–0.02%
Euramax International, Inc.(e)(n)				1,870	158,933
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Drugs–0.01%
Envigo RMS Holding Corp.(e)(n)	12,126	$ 69,361
Financial Intermediaries–0.03%
RJO Holdings Corp.(e)(n)	2,144	162,091
RJO Holdings Corp., Class A(e)(n)	1,142	86,357
RJO Holdings Corp., Class B(e)(n)	3,334	33
		248,481
Health Care–0.00%
Millennium International, Ltd.	148,019	17,096
Lodging & Casinos–0.50%
Caesars Entertainment Corp.(n)	33,147	432,237
Twin River Worldwide Holdings, Inc.	167,864	4,079,095
		4,511,332
Oil & Gas–0.77%
AF Global, Inc.(n)	409	22,291
Fieldwood Energy LLC(n)	36,438	856,293
Fieldwood Energy LLC(n)	9,210	216,435
HGIM Corp.(n)	3,536	26,520
HGIM Corp., Wts. expiring 07/02/2043(n)	15,803	118,522
NexTier Oilfield Solutions, Inc.(n)	46,442	222,457
Pacific Drilling S.A.(n)	11,290	32,177
Paragon Offshore Finance Co., Class A (Cayman Islands)(i)(n)	2,560	755
Paragon Offshore Finance Co., Class B (Cayman Islands)(i)(n)	1,280	25,706
Samson Investment Co., Class A(n)	163,748	3,602,456
Transocean Ltd.(n)	232,965	1,160,166
Tribune Resources, Inc., Wts., expiring 04/03/2023(n)	97,410	2,922
Tribune Resources, Inc.(n)	376,237	771,286
		7,057,986
Publishing–1.25%
Affiliated Media, Inc., Class B(e)(n)	87,369	1,747,376
Clear Channel Outdoor Holdings, Inc.(n)	447,935	1,110,879
Merrill Communications LLC, Class A(n)	602,134	8,429,876
Tribune Publishing Co.	6,064	75,921
		11,364,052
Radio & Television–0.31%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(n)	153,952	2,277,258
iHeartMedia, Inc., Class A(n)	34,339	528,477
iHeartMedia, Inc., Class B(n)	42	604
		2,806,339
Retailers (except Food & Drug)–0.06%
Claire’s Stores, Inc.(n)	734,420	273,000
Fullbeauty Brands Holdings Corp.(e)(n)	2,065	159,005
Payless, Inc.(e)(n)	79,627	39,813
Toys ’R’ Us-Delaware, Inc.(e)(n)	14	65,308
Toys ’R’ Us-Delaware, Inc. TL USD(n)	14	380
		537,506
Surface Transport–3.70%
Nobina Europe AB(k)(o)	4,969,706	33,706,204
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

			Shares		Value
Telecommunications–0.00%
Goodman Networks, Inc.(e)(n)				101,108	$ 0
Utilities–0.79%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022(e)(n)				2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022(e)(n)				3,283	0
Vistra Energy Corp.				253,146	6,715,963
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(n)				412,446	444,823
Vistra Operations Co. LLC(n)				608,256	33,454
					7,194,240
Total Common Stocks & Other Equity Interests (Cost $68,763,944)					71,501,220
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–6.55%(p)
Automotive–0.94%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)	4.88%	04/15/2024	EUR	7,703	8,540,208
Building & Development–0.50%
Haya Finance 2017 S.A. (Spain)(k)	5.25%	11/15/2022	EUR	291	301,547
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)	5.12%	11/15/2022	EUR	4,086	4,196,644
					4,498,191
Cable & Satellite Television–0.01%
Virgin Media Finance PLC (United Kingdom)	5.13%	02/15/2022	GBP	100	129,119
Financial Intermediaries–3.01%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	08/01/2024	EUR	4,277	4,227,020
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	8.50%	11/01/2022	GBP	2,000	2,550,423
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(k)(l)	4.50%	09/01/2023	EUR	6,999	6,857,062
Newday Bondco Plc (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(l)	7.32%	02/01/2023	GBP	836	1,051,466
Newday Bondco Plc (United Kingdom)(k)	7.37%	02/01/2024	GBP	9,994	12,699,795
					27,385,766
Food Service–0.11%
eG Global Finance PLC (Netherlands)(k)	3.63%	02/07/2024	EUR	367	403,863
eG Global Finance PLC (Netherlands)(k)	4.37%	02/07/2025	EUR	502	549,647
					953,510
Health Care–0.70%
IDH Finance Plc (United Kingdom)(k)	6.25%	08/15/2022	GBP	1,521	1,814,658
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(k)(l)	6.79%	08/15/2022	GBP	3,875	4,589,941
					6,404,599
Home Furnishings–0.68%
Shop Direct Funding PLC (United Kingdom)(k)	7.75%	11/15/2022	GBP	5,057	6,221,381
Lodging & Casinos–0.60%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(l)	6.16%	07/15/2025	GBP	4,202	5,441,238
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $62,483,123)					59,574,012
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Asset-Backed Securities–3.86%
Financial Intermediaries–0.37%
CVC Cordatus Loan Fund XIV DAC CLO Class D1E (United Kingdom) (3 mo. EURIBOR + 3.87%)(k)(l)	3.87%	05/22/2032	EUR	890	$ 986,054
CVC Cordatus Loan Fund XIV DAC CLO Class E (United Kingdom) (3 mo. EURIBOR + 5.90%)(k)(l)	5.90%	05/22/2032	EUR	2,225	2,362,086
					3,348,140
Structured Products–3.49%
Adagio V CLO DAC Series V-X, Class E (Ireland) (3 mo. EURIBOR + 5.15%)(k)(l)	5.15%	10/15/2031	EUR	263	267,940
Avoca CLO XVII Series 17A, Class ER (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(l)	6.38%	10/15/2032	EUR	1,903	2,075,950
Avoca CLO XX DAC Class E (Ireland) (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	07/15/2032	EUR	606	646,440
BlackRock European CLO IX Class E (United Kingdom) (3 mo. EURIBOR + 6.32%)(k)(l)	6.32%	12/15/2032	EUR	2,000	2,137,491
Cadogan Square CLO XIII DAC Series 13X, Class D (United Kingdom) (3 mo. EURIBOR + 3.75%)(k)(l)	3.75%	01/15/2032	EUR	173	191,565
Cadogan Square CLO XIII DAC Series 13X, Class E (United Kingdom) (3 mo. EURIBOR + 5.75%)(k)(l)	5.75%	01/15/2032	EUR	515	538,465
Clontarf Park CLO Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	4,988	5,144,288
Diamond CLO Ltd. Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(k)(l)	5.54%	04/25/2029		$ 1,921	1,918,343
Elm Park CLO, Ltd. Series 1X, Class D (3 mo. EURIBOR + 5.25%)(k)(l)	5.25%	04/16/2029	EUR	3,000	3,284,567
FS KKR Capital Corp. Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(k)(l)	4.50%	07/15/2030		2,044	2,024,282
Holland Park CLO DAC Class D (Ireland) (3 mo. EURIBOR + 7.03%)(k)(l)	7.03%	11/14/2032	EUR	1,500	1,594,572
NewStar Berkeley Fund CLO LLC Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(k)(l)	6.69%	10/25/2028		1,694	1,694,009
OCP Euro CLO Series 2017-1, Class E (Ireland) (3 mo. EURIBOR + 5.35%)(k)(l)	5.35%	06/18/2030	EUR	2,850	3,015,881
OCP Euro CLO Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	01/15/2032	EUR	1,405	1,458,932
Octagon Investment Partners XIX Ltd. Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(k)(l)	6.85%	04/15/2026		1,639	1,559,903
Palmerston Park CLO Series 2017, Class D (Ireland) (3 mo. EURIBOR + 5.37%)(k)(l)	5.37%	04/18/2030	EUR	4,000	4,248,957
					31,801,585
Total Asset-Backed Securities (Cost $36,817,043)					35,149,725
			Shares
Preferred Stocks–0.04%(m)
Automotive–0.01%
ThermaSys Corp., Series A				208,860	120,094
Financial Intermediaries–0.03%
RJO Holdings Corp., Series A-2(e)				649	259,560
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A(e)				120	21,000
Vivarte, Class A (France)(e)				39,369	0
Vivarte, Class A Preference Shares (France)(e)				1,313	0
Vivarte, Class B Preference Shares (France)(e)				1,313	0
					21,000
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(e)				120,295	0
Total Preferred Stocks (Cost $286,115)					400,654

Money Market Funds–2.92%
Invesco Government & Agency Portfolio,Institutional Class, 1.53%(q)				15,960,960	15,960,960
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Invesco Treasury Portfolio,Institutional Class, 1.52%(q)	10,640,640	$ 10,640,640
	Total Money Market Funds (Cost $26,601,600)		26,601,600
	TOTAL INVESTMENTS IN SECURITIES–136.97% (Cost $1,302,686,825)		1,246,283,148
	BORROWINGS–(33.74)%		(307,000,000)
	VARIABLE RATE DEMAND PREFERRED SHARES–(13.69)%		(124,596,963)
	OTHER ASSETS LESS LIABILITIES–10.46%		95,178,183
	NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$909,864,368
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(g)	This variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $881,342, which represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $197,144,393, which represented 21.67% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of November 30, 2019 represented 4% of the Fund’s Net Assets.

	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 11/30/19	Dividend Income
Nobina Europe AB	$34,517,826	$-	$-	$(811,622)	$-	$33,706,204	$1,689,842

(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2019	Barclays Bank PLC	EUR	69,691,988	USD	77,151,170	$292,318
12/16/2019	Barclays Bank PLC	USD	22,312,317	GBP	17,376,652	172,060
12/16/2019	Barclays Bank PLC	USD	279,542	SEK	2,706,005	3,264
01/15/2020	Barclays Bank PLC	USD	717,087	SEK	6,888,012	4,207
12/16/2019	Canadian Imperial Bank of Commerce	USD	22,940,589	GBP	17,860,087	169,324
12/16/2019	Canadian Imperial Bank of Commerce	USD	660,566	SEK	6,396,012	7,886
12/16/2019	Citibank N.A.	EUR	69,691,988	USD	77,254,057	395,204
12/16/2019	Citibank N.A.	USD	78,702,249	EUR	71,395,758	35,582
12/16/2019	Citibank N.A.	USD	22,936,860	GBP	17,860,087	173,053
12/16/2019	Citibank N.A.	USD	31,922,201	SEK	310,452,564	523,442
12/16/2019	Goldman Sachs International	USD	406,532	SEK	3,931,372	4,339
01/15/2020	Goldman Sachs International	USD	8,480,684	EUR	7,672,841	882
12/16/2019	JP Morgan Chase Bank, N.A.	CHF	3,295,321	USD	3,315,923	16,172
12/16/2019	JP Morgan Chase Bank, N.A.	EUR	70,885,883	USD	78,460,812	285,290
12/16/2019	JP Morgan Chase Bank, N.A.	USD	78,513,915	EUR	71,395,758	223,917
01/15/2020	JP Morgan Chase Bank, N.A.	EUR	14,850,000	USD	16,477,070	61,866
12/16/2019	Royal Bank of Canada	EUR	75,650,330	USD	83,716,935	287,007
12/16/2019	Royal Bank of Canada	USD	78,658,134	EUR	71,395,758	79,697
12/16/2019	Royal Bank of Canada	USD	486,368	SEK	4,674,009	2,116
01/15/2020	Royal Bank of Canada	CHF	3,301,058	USD	3,351,777	37,357
01/15/2020	Royal Bank of Canada	EUR	159,329	USD	176,124	1
12/16/2019	State Street Bank & Trust Co.	EUR	5,603,034	USD	6,219,609	40,380
01/15/2020	Toronto Dominion Bank	EUR	71,410,100	USD	78,961,289	24,497
Subtotal—Appreciation						2,839,861
Currency Risk
12/16/2019	Bank of America, N.A.	GBP	17,367,169	USD	22,156,166	(315,940)
12/16/2019	Barclays Bank PLC	GBP	350,525	USD	447,320	(6,239)
01/15/2020	Barclays Bank PLC	GBP	17,870,366	USD	22,975,928	(176,684)
01/15/2020	Canadian Imperial Bank of Commerce	GBP	17,870,432	USD	22,983,547	(169,150)
12/16/2019	Citibank N.A.	SEK	292,740,532	USD	30,017,921	(576,623)
12/16/2019	Citibank N.A.	USD	810,534	GBP	624,403	(2,592)
01/15/2020	Citibank N.A.	EUR	71,409,907	USD	78,911,532	(25,047)
01/15/2020	Citibank N.A.	GBP	17,870,432	USD	22,979,830	(172,867)
01/15/2020	Citibank N.A.	SEK	313,158,569	USD	32,267,806	(525,283)
12/16/2019	Goldman Sachs International	SEK	14,760,027	USD	1,523,322	(19,260)
12/16/2019	JP Morgan Chase Bank, N.A.	GBP	18,641,884	USD	23,777,968	(343,544)
01/15/2020	JP Morgan Chase Bank, N.A.	EUR	71,409,907	USD	78,719,782	(216,797)
01/15/2020	JP Morgan Chase Bank, N.A.	USD	16,302,849	EUR	14,701,675	(51,604)
12/16/2019	Royal Bank of Canada	GBP	17,361,653	USD	22,142,531	(322,437)
12/16/2019	Royal Bank of Canada	SEK	17,461,397	USD	1,807,496	(17,408)
12/16/2019	Royal Bank of Canada	USD	3,336,500	CHF	3,295,321	(36,749)
12/16/2019	Royal Bank of Canada	USD	6,590,174	EUR	5,940,000	(39,327)
01/15/2020	Royal Bank of Canada	EUR	71,409,907	USD	78,864,316	(72,263)
01/15/2020	Royal Bank of Canada	SEK	8,856,016	USD	922,213	(5,164)
01/15/2020	Royal Bank of Canada	USD	18,668,752	EUR	16,802,905	(94,804)
12/16/2019	Toronto Dominion Bank	USD	78,751,875	EUR	71,395,950	(13,831)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2019	UBS AG	SEK	3,198,006	USD	332,697	$(1,530)
Subtotal—Depreciation						(3,205,143)
Total Forward Foreign Currency Contracts						$(365,282)

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2019, there were transfers from Level 3 to Level 2 of $37,267,066, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $18,847,994, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$854,254,178	$123,358,067	$977,612,245
U.S. Dollar Denominated Bonds & Notes	—	75,443,692	—	75,443,692
Common Stocks & Other Equity Interests	14,792,798	51,283,238	5,425,184	71,501,220
Non-U.S. Dollar Denominated Bonds & Notes	—	59,574,012	—	59,574,012
Asset-Backed Securities	—	35,149,725	—	35,149,725
Preferred Stocks	—	120,094	280,560	400,654
Money Market Funds	26,601,600	—	—	26,601,600
Investments Matured	—	2,267,898	534,283	2,802,181
Total Investments in Securities	41,394,398	1,078,092,837	129,598,094	1,249,085,329
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,839,861	—	2,839,861
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,205,143)	—	(3,205,143)
Total Other Investments	—	(365,282)	—	(365,282)
Total Investments	$41,394,398	$1,077,727,555	$129,598,094	$1,248,720,047

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Dynamic Credit Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2019:
	Value 02/28/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/19
Variable Rate Senior Loan Interests	$103,236,691	$76,208,087	$(33,721,443)	$579,742	$270,230	$(3,572,632)	$16,929,677	$(36,572,285)	$123,358,067
Common Stocks & Other Equity Interests	5,346,143	674,533	(67,094)	–	35,561	(1,776,461)	1,787,189	(574,687)	5,425,184
Preferred Stocks	264,842	–	–	–	–	114,812	21,000	(120,094)	280,560
Investments Matured	420,242	3,915	(17,213)	1,579	40	15,592	110,128	–	534,283
Total	$109,267,918	$76,886,535	$(33,805,750)	$581,321	$305,831	$(5,218,689)	$18,847,994	$(37,267,066)	$129,598,094
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Dynamic Credit Opportunities Fund